S000003424 [Member] Investment Objectives and Goals - Domini Impact Bond Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DOMINI IMPACT BOND FUNDSM
Objective [Heading]	Investment objective:
Objective, Primary [Text Block]	The Fund seeks to provide its shareholders with a high level of current income and total return.